Share-based compensation expenses - Share Options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares
Share-based compensation expenses
Share-based compensation expenses		¥ (4,329)	$ (664)	¥ 6,390		¥ 130,659
Aggregate intrinsic value and Weighted average remaining contractual years
Outstanding as of December		2 years 2 months 15 days	2 years 2 months 15 days
Cost of revenues
Share-based compensation expenses
Share-based compensation expenses		¥ (186)	$ (29)	935		(724)
Sales and marketing expenses
Share-based compensation expenses
Share-based compensation expenses		295	45	8,549		6,772
Research and development expenses
Share-based compensation expenses
Share-based compensation expenses		(1,999)	(306)	16,063		13,435
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses		¥ (2,439)	$ (374)	¥ (19,157)		¥ 111,176
2012 Share Plan of RONG 360
Share-based compensation expenses
Options granted expiration period (in years)		10 years	10 years
2012 Share Plan of RONG 360 | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		4 years	4 years
2012 Share Plan of RONG 360 | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		7 years	7 years
Global Share Plan
Share-based compensation expenses
Options granted expiration period (in years)		10 years	10 years
Number of shares
Outstanding at the beginning of the period (in shares)		8,280,229	8,280,229	18,699,431		18,640,845
Granted during the year (in shares)				19,340		1,940,654
Forfeited during the year (in shares)		(111,244)	(111,244)	(427,014)		(1,122,550)
Exercise during the year (in shares)		(663,508)	(663,508)	(10,011,528)		(759,518)
Outstanding at the end of the period (in shares)		7,505,477	7,505,477	8,280,229		18,699,431		18,640,845
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share) | $ / shares			$ 0.25		$ 0.20		$ 0.21
Granted during the year (in dollars per share) | $ / shares					0.56		0.24
Forfeited during the year (in dollars per share) | $ / shares			0.50		0.52		0.53
Exercise during the year | $ / shares			0.33		0.13		0.10
Outstanding at the end of the period (in dollars per share) | $ / shares			$ 0.28		$ 0.25		$ 0.20	$ 0.21
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value | $			$ 176		$ 2,829		$ 38,480	$ 44,454
Outstanding as of December		5 years 6 months 10 days	5 years 6 months 10 days	6 years 6 months 14 days		6 years 5 months 1 day		7 years 1 month 20 days
Global Share Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		1 year	1 year
Global Share Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		7 years	7 years
2017 Share Incentive Plan
Share-based compensation expenses
Share-based compensation expenses | ¥		¥ 4,312		¥ 15,632
Number of shares
Outstanding at the beginning of the period (in shares)		17,389,885	17,389,885	15,888,593
Granted during the year (in shares)		3,863,034	3,863,034	7,183,239
Forfeited during the year (in shares)		(2,044,547)	(2,044,547)	(1,337,432)
Exercise during the year (in shares)		(275,315)	(275,315)	(4,344,515)
Outstanding at the end of the period (in shares)		18,933,057	18,933,057	17,389,885		15,888,593
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share) | $ / shares			$ 0.01		$ 0.01
Granted during the year (in dollars per share) | $ / shares			0.01		0.01
Forfeited during the year (in dollars per share) | $ / shares			0.01		0.01
Exercise during the year | $ / shares			0.01		0.01
Outstanding at the end of the period (in dollars per share) | $ / shares			$ 0.01		$ 0.01		$ 0.01
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value | $			$ 2,688		$ 10,190		$ 35,644
Outstanding as of December		8 years 3 months	8 years 3 months	8 years 11 months 1 day		9 years 3 months 7 days
Non-employees | 2017 Share Incentive Plan
Share-based compensation expenses
Options granted expiration period (in years)	10 years
Non-employees | 2017 Share Incentive Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		1 year	1 year
Non-employees | 2017 Share Incentive Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		4 years	4 years
RONG360 Inc. | Global Share Plan
Share-based compensation expenses
Conversion ratio of share options			1
Non-platform business | Global Share Plan
Share-based compensation expenses
Conversion ratio of share options			1